Schedule of investments
Delaware VIP® Trust  —  Delaware VIP U.S. Growth Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.20%♦
Communication Services — 10.52%
Charter Communications Class A †	27,821	$17,166,113
Match Group †	106,528	14,634,817
Netflix †	22,775	11,880,806
		43,681,736
Consumer Discretionary — 13.33%
Airbnb Class A †	50,559	9,502,059
Amazon.com †	7,543	23,338,645
NIKE Class B	100,703	13,382,422
Starbucks	83,526	9,126,886
		55,350,012
Financial Services — 3.27%
KKR & Co. Class A	277,941	13,577,418
		13,577,418
Healthcare — 14.00%
10X Genomics Class A †	53,504	9,684,224
Align Technology †	20,865	11,299,024
Edwards Lifesciences †	166,625	13,936,515
Intuitive Surgical †	16,664	12,313,696
Veeva Systems Class A †	41,801	10,920,093
		58,153,552
Industrials — 8.93%
Uber Technologies †	475,888	25,940,655
Waste Management	86,354	11,141,393
		37,082,048
Technology — 49.15%
Adobe †	17,862	8,491,059
Coupa Software †	39,321	10,006,408
Datadog Class A †	125,530	10,461,670
Mastercard Class A	50,961	18,144,664
Microsoft	147,925	34,876,277
Paycom Software †	33,360	12,345,202
PayPal Holdings †	76,940	18,684,110
ServiceNow †	31,862	15,934,505
Snowflake Class A †	52,426	12,020,233
Twilio Class A †	59,665	20,331,445
Visa Class A	107,157	22,688,352
Wix.com †	38,120	10,643,866
Zoom Video Communications Class A †	29,645	9,524,642
		204,152,433
Total Common Stock (cost $262,707,058)		411,997,199

	Number of shares	Value (US $)

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	951,718	$951,718
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	951,718	951,718
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	951,718	951,718
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	951,718	951,718
Total Short-Term Investments (cost $3,806,872)		3,806,872

Total Value of Securities—100.12% (cost $266,513,930)		415,804,071
Liabilities Net of Receivables and Other Assets—(0.12%)		(501,061)
Net Assets Applicable to 32,382,586 Shares Outstanding—100.00%		$415,303,010
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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